Financial debt - Short-term financial debt (Details) - MXN ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial debt [Line Items]
Total short-term debt		$ 3,440,399	$ 3,427,820	$ 2,852,400
Loan in the amount of 70,000 thousand dollars, maturing in June 2017, at LIBOR (3) rate plus 0.44 percentage points [member]
Disclosure of financial debt [Line Items]
Total short-term debt		0	0	1,376,200
Loan in the amount of 70,000 thousand dollars, maturing in July 2017, at LIBOR (3) rate plus 0.425 percentage points [member]
Disclosure of financial debt [Line Items]
Total short-term debt		0	0	1,376,200
Denominated in pesos, maturing in January 2018, at TIIE (1) FIRA (2) rate plus 0.60 percentage points [member]
Disclosure of financial debt [Line Items]
Total short-term debt	[1],[2]	0	0	100,000
Loan of 140,000 thousand dollars, maturing in February 2019, at fixed rate 2.29 percentage points [member]
Disclosure of financial debt [Line Items]
Total short-term debt		0	2,757,460	0
Denominated in pesos, maturing in January 2019, at TIIE (1) FIRA (2) rate plus 1.25 percentage points [member]
Disclosure of financial debt [Line Items]
Total short-term debt	[1],[2]	0	100,306	0
Denominated in pesos, maturing in February 2019, at TIIE (1) rate plus 1.25 percentage points.
Disclosure of financial debt [Line Items]
Total short-term debt	[2]	0	300,028	0
Denominated in pesos, maturing in March 2019, at TIIE (1) rate plus 1.25 percentage points.
Disclosure of financial debt [Line Items]
Total short-term debt	[2]	0	250,023	0
Denominated in pesos, maturing in May 2019, at TIIE (1) rate plus 0.40 percentage points.
Disclosure of financial debt [Line Items]
Total short-term debt		0	20,003	0
Loan in the amount of 70,000 thousand dollars, maturing in January 2020, at LIBOR (3) rate plus 0.62 percentage points
Disclosure of financial debt [Line Items]
Total short-term debt		1,322,176	0	0
Loan denominated in pesos, maturing in January 2020, at TIIE (1) rate plus 0.50 percentage points.
Disclosure of financial debt [Line Items]
Total short-term debt		50,000	0	0
Loan denominated in pesos, maturing in February 2020, at TIIE (1) rate plus 1.05 percentage points.
Disclosure of financial debt [Line Items]
Total short-term debt		449,572	0	0
Loan in the amount of 80,000 thousand dollars, maturing in February 2020, at LIBOR6 (4) rate plus 0.35 percentage points.
Disclosure of financial debt [Line Items]
Total short-term debt		1,509,015	0	0
Loan denominated in pesos, maturing in May 2020, at TIIE (1) rate plus 1.05 percentage points.
Disclosure of financial debt [Line Items]
Total short-term debt		99,678	0	0
Loan denominated in pesos, maturing in June 2020, at TIIE (1) rate plus 0.50 percentage points.
Disclosure of financial debt [Line Items]
Total short-term debt		$ 9,958	$ 0	$ 0

[1]	FIRA (for its acronym in Spanish) = Agriculture Trust Funds
[2]	TIIE (for its acronym in Spanish) = Interbank Equilibrium Rate